Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend Income Fund

June 30, 2020

ZMI-QTLY-0820
1.9884228.103

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	95	$1,708
Fidelity Series Commodity Strategy Fund (a)	762	2,926
Fidelity Series Large Cap Growth Index Fund (a)	90	1,138
Fidelity Series Large Cap Stock Fund (a)	83	1,162
Fidelity Series Large Cap Value Index Fund (a)	198	2,180
Fidelity Series Small Cap Opportunities Fund (a)	46	557
Fidelity Series Value Discovery Fund (a)	67	783
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,842)		10,454

International Equity Funds - 12.4%
Fidelity Series Canada Fund (a)	59	562
Fidelity Series Emerging Markets Fund (a)	94	806
Fidelity Series Emerging Markets Opportunities Fund (a)	380	7,280
Fidelity Series International Growth Fund (a)	89	1,525
Fidelity Series International Index Fund (a)	66	626
Fidelity Series International Small Cap Fund (a)	31	498
Fidelity Series International Value Fund (a)	181	1,526
Fidelity Series Overseas Fund (a)	147	1,520
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,883)		14,343

Bond Funds - 54.7%
Fidelity Series Corporate Bond Fund (a)	893	9,959
Fidelity Series Emerging Markets Debt Fund (a)	86	773
Fidelity Series Floating Rate High Income Fund (a)	18	159
Fidelity Series Government Bond Index Fund (a)	1,062	11,974
Fidelity Series High Income Fund (a)	92	813
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,325	13,844
Fidelity Series International Credit Fund (a)	6	60
Fidelity Series Investment Grade Bond Fund (a)	1,101	13,359
Fidelity Series Investment Grade Securitized Fund (a)	861	9,145
Fidelity Series Long-Term Treasury Bond Index Fund (a)	255	2,648
Fidelity Series Real Estate Income Fund (a)	50	479
TOTAL BOND FUNDS
(Cost $59,847)		63,213

Short-Term Funds - 23.9%
Fidelity Series Government Money Market Fund 0.25% (a)(b)	4,144	4,144
Fidelity Series Short-Term Credit Fund (a)	531	5,428
Fidelity Series Treasury Bill Index Fund (a)	1,798	18,000
TOTAL SHORT-TERM FUNDS
(Cost $27,432)		27,572
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $112,004)		115,582
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$115,582

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$890	$543	$119	$--	$1	$393	$1,708
Fidelity Series Canada Fund	576	58	161	--	(38)	127	562
Fidelity Series Commodity Strategy Fund	3,707	8	928	--	(266)	405	2,926
Fidelity Series Corporate Bond Fund	8,355	911	137	74	(8)	838	9,959
Fidelity Series Emerging Markets Debt Fund	685	10	--	10	--	78	773
Fidelity Series Emerging Markets Fund	452	258	22	--	(5)	123	806
Fidelity Series Emerging Markets Opportunities Fund	4,491	2,054	434	--	(37)	1,206	7,280
Fidelity Series Floating Rate High Income Fund	146	2	--	2	--	11	159
Fidelity Series Government Bond Index Fund	13,027	200	1,234	50	68	(87)	11,974
Fidelity Series Government Money Market Fund 0.25%	5,568	914	2,338	4	--	--	4,144
Fidelity Series High Income Fund	748	11	--	12	--	54	813
Fidelity Series Inflation-Protected Bond Index Fund	13,187	251	81	8	3	484	13,844
Fidelity Series International Credit Fund	56	--	--	--	--	4	60
Fidelity Series International Growth Fund	1,755	46	569	--	28	265	1,525
Fidelity Series International Index Fund	643	73	191	--	(30)	131	626
Fidelity Series International Small Cap Fund	508	12	122	--	(11)	111	498
Fidelity Series International Value Fund	1,734	60	545	--	(172)	449	1,526
Fidelity Series Investment Grade Bond Fund	12,723	142	165	91	1	658	13,359
Fidelity Series Investment Grade Securitized Fund	8,863	527	310	35	4	61	9,145
Fidelity Series Large Cap Growth Index Fund	619	403	70	18	--	186	1,138
Fidelity Series Large Cap Stock Fund	640	427	24	--	(2)	121	1,162
Fidelity Series Large Cap Value Index Fund	1,226	799	--	--	--	155	2,180
Fidelity Series Long-Term Treasury Bond Index Fund	2,700	176	159	58	29	(98)	2,648
Fidelity Series Overseas Fund	1,676	143	617	--	(21)	339	1,520
Fidelity Series Real Estate Income Fund	412	6	--	7	--	61	479
Fidelity Series Short-Term Credit Fund	5,217	31	--	31	--	180	5,428
Fidelity Series Small Cap Opportunities Fund	296	232	43	--	(9)	81	557
Fidelity Series Treasury Bill Index Fund	17,984	70	--	66	--	(54)	18,000
Fidelity Series Value Discovery Fund	355	368	--	--	--	60	783
	$109,239	$8,735	$8,269	$466	$(465)	$6,342	$115,582

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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